4. Derivative Liability (Details 8)	9 Months Ended
Sep. 30, 2016 USD ($)
Derivative Liability Details 8
Derivative liability, Beginning balance	$ 356,554
December 2015 Convertible Note - additional borrowing	53,951
February 2016 Convertible Note	252,271
Exchange - Notes Payable Original Issue Discount	347,672
May 2016 Convertible Note	200,529
Exchange - December Convertible Note	34,673
Conversion - September 2015 Convertible Note	(171,276)
Conversion - December 2015 Convertible Note	(75,305)
Conversion - Notes Payable Original Issue Discount	(110,093)
Exchange - February 2016 Convertible Note	20,146
Conversion - December 2015 Convertible Note	(120,817)
Conversion - January 2016 Convertible Note	(86,141)
Conversion - Notes Payable Original Issue Discount	(227,280)
Conversion - February 2016 Convertible Note	(33,594)
Change in fair value at September 30, 2016	(340,300)
Derivative liability, Ending balance	$ 100,990